1933 Act File No. 33-3164
                                                      1940 Act File No. 811-4577

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.

    Post-Effective Amendment No.  41 .......................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   34   ...................................        X

                        FEDERATED INCOME SECURITIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b) on _____________ pursuant to paragraph (b)
            60 days after filing pursuant to paragraph (a)(i) on ____________ pursuant to paragraph (a)(i)
 X 75 days after filing pursuant to paragraph (a)(ii) on _____________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037









FEDERATED MUNI AND STOCK ADVANTAGE FUND

A Portfolio of Federated Income Securities Trust

prospectus

September 30, 2003

Class A Shares
Class B Shares
Class C Shares


A mutual fund seeking to provide tax-advantaged income, with a secondary objective of capital appreciation by allocating investments primarily between municipal bond and equity securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    Contents
                                    Risk/Return Summary
                                    What are the Fund's Fees and Expenses?
                                    What are the Fund's Investment Strategies?
                                    What are the Principal Securities in
                                    Which the Fund Invests?
                                    What are the Specific Risks of Investing
                                    in the Fund?
                                    What Do Shares Cost?
                                    How is the Fund Sold?
                                    How to Purchase Shares
                                    How to Redeem and Exchange Shares
                                    Account and Share Information
                                    Who Manages the Fund?
                                    Financial Information
Not FDIC Insured    May Lose Value    No Bank Guarantee


RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objectives are to provide tax-advantaged income with a secondary objective of capital appreciation. While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in a diversified portfolio that is allocated between municipal bond and equity securities.

The Fund intends that the income it receives from the portion of its portfolio invested in municipal bonds will be exempt from federal income tax when distributed to shareholders. The Fund will invest primarily in securities whose interest is not subject to the federal alternative minimal income tax for individuals or corporations (AMT). The Fund primarily invests in intermediate to long-term tax-exempt securities. The Fund may invest in municipal bonds rated as low as "B", which is considered below investment grade.

With regard to the portion of the Fund allocated to equity securities, the Fund primarily invests in mature, high quality mid-to-large cap companies with high relative dividend yields that are likely to maintain and increase their dividends.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Tax Risks. In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.
o Credit Risks. Issuers of tax-exempt securities may default on the payment of interest or principal when due.
o Interest Rate Risks. Prices of tax-exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of tax-exempt securities with longer durations.
o Liquidity Risks. Trading opportunities are more limited for tax-exempt securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
o Call Risks. Issuers of tax-exempt securities may redeem the securities prior to maturity at a price below their current market value.
o Risk Associated with Non-Investment Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate and credit risks than investment grade securities.
o Tax-Exempt Securities Market Risk. The amount of public information available about tax-exempt securities is generally less than that for corporate equities or bonds. Consequently, the Fund's investment adviser (Adviser) may make investment decision based on information that is incomplete or inaccurate. The secondary market for tax-exempt securities also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell its tax-exempt securities at attractive prices. Special factors, such as legislative changes and local and business developments, may adversely affect the yield or value of the Fund's investments in tax-exempt securities.
o Derivative Contract and Inverse Floater Risk. The Fund may add leverage to its portfolio by investing up to 10% of its total assets in inverse floaters and by investing in derivative contracts. The Fund's use of derivative contracts will be limited by the Investment Company Act of 1940, as amended. The Fund also may invest in derivative contracts for risk management purposes. Derivative contracts and inverse floaters are subject to a number of risks described elsewhere in this prospectus, such as interest rate and credit risks. In addition, investment by the Fund in derivative contracts and inverse floaters may increase the Fund's leverage and, during periods of rising interest rates, may adversely affect the Fund's income, dividends and total returns to returns to shareholders.
o Reinvestment Risk. Income from the Fund's tax-exempt security portfolio will decline if and when the Fund invests the proceeds from matured, traded or called tax-exempt securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the market price or overall return of Shares.
o Sector Risks. Is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments, which generally affect that sector.
o Strategy Risk. Securities and investment strategies with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform or underperform other funds that employ a different style or strategy. The Fund may employ a combination of styles that impact its risk characteristics.
o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table
A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.


WHAT ARE THE FUND'S FEES AND EXPENSES?


Federated tax advantage stock and bond fund

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, B and C Shares.

Shareholder Fees                                       Class  Class  Class
                                                       A      B      C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as   5.50%  None   1.00%
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage  None   5.50%  1.00%
of original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None   None   None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,    None   None   None
if applicable)
Exchange Fee                                           None   None   None

Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2                                        1.00%  1.00%  1.00%
Distribution (12b-1) Fee                               None   0.75%  0.75%
Shareholder Services Fee                               0.25%  0.25%  0.25%
Other Expenses                                         0.75%  0.75%  0.75%
Total Annual Fund Operating Expenses                   2.00%  2.75%  2.75%
1 Although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending August 31, 2004.
Total Waiver of Fund Expenses                          0.50%  0.50%  0.50%
Total Actual Annual Fund Operating Expenses (after     1.50%  2.25%  2.25%
  waiver)
2   The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.50% for the fiscal year ending August 31, 2004.

Example
------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund's Class A, B and C Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Class A, B and C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B and C Shares operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class               1 Year   3 Years    5 Years  10 Years

Class A
Expenses assuming          $742    $1,143     $1,568   $2,749
redemption
Expenses assuming no       $742    $1,143     $1,568   $2,749
redemption
Class B
Expenses assuming          $828    $1,253     $1,654   $2,900
redemption
Expenses assuming no       $278      $853     $1,454   $2,900
redemption
Class C
Expenses assuming          $378      $853     $1,454   $3,080
redemption
Expenses assuming no       $278      $853     $1,454   $3,080
redemption

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?
------------------------------------------------------------------------------

The Adviser pursues its investment objective by investing in both municipal bond and equity securities. The Fund invests at least 50% in municipal bonds and up to 50% of its portfolio in stocks, which offer high levels of qualifying dividend income; at least 80% of the Fund's assets will be invested in municipal bonds and equity securities at all times. A description of various types of securities in which the Fund principally invests, and their risks immediately follows this strategy section.

In order to provide investors with a high level of tax advantaged income, the Fund will invest at least 50% of its total assets in municipal securities; under current federal tax law, this strategy will enable all interest earned on municipal securities to retain its tax-exempt nature when paid to the Fund's shareholders as dividends. The Fund normally will invest most of its remaining assets in equity securities that the Adviser believes will pay relatively high dividend yields to shareholders. The Adviser will allocate the remainder of the portfolio between municipal bonds and equity securities based on the Adviser's expectations for the performance and risks of the stocks and bonds in which the Fund invests, while taking into account the Fund's objective of providing tax-advantaged income. During periods of stock market instability or decline, the Adviser may decrease the allocation of the Fund's assets invested in equity securities and invest significantly more than 50% of the Fund's assets in municipal bonds. Under recent federal tax legislation, these dividends, along with long-term capital gains realized by the Fund will be taxable for federal income tax purposes at the long-term capital gains rate (15%).


Municipal Bonds
With respect to the municipal bond portfolio, the Fund invests primarily in intermediate to long-term tax-exempt securities. The Fund may invest in municipal bonds that are (1) medium quality (i.e. securities rated in the third or fourth highest rating category by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality); or (2) non-investment grade (but not lower than "B"-rated) or unrated securities of comparable quality. The Adviser actively manages the municipal securities portfolio, seeking to manage credit risk assumed by the Fund and to provide high levels of tax-exempt income. The Fund will invest primarily in municipal bonds whose interest is not subject to AMT.

The Adviser manages credit risk by performing a fundamental credit analysis on all tax-exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the economic feasibility of revenue bond financings and general purpose financings; the financial condition of the issuer or guarantor; and political developments that may affect credit quality. The Adviser monitors the credit risks of all tax-exempt securities on an ongoing basis by reviewing periodic financial data and ratings of NRSROs.

The Adviser performs a more intensive credit analysis on non-investment grade tax-exempt securities. In addition to the review process described above, the Adviser generally engages in detailed discussions with the issuer regarding the offering and may visit the site that the issuer is developing with the proceeds of the offering.

The Adviser attempts to provide high levels of income while taking prudent levels of interest rate risk by investing in tax-exempt securities of various maturities and managing the duration of the Fund. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser increases or reduces the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it maintains a longer portfolio duration. When the Adviser expects interest rates to increase, it shortens the portfolio duration. The Adviser may use hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including current and expected U.S. economic growth; current and expected interest rates and inflation; the Federal Reserve's monetary policy; and supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities. Duration management is less important when a greater portion of the Fund is allocated to non-investment grade tax-exempt securities, because such securities are less sensitive to interest rate changes.

The Adviser also attempts to augment income by investing a portion of the portfolio in non-investment grade tax -exempt securities, which generally provide higher yields. The percentage that the Adviser allocates to non-investment grade securities will vary depending on the supply of non-investment grade tax-exempt securities and the credit spread between investment grade tax-exempt securities and non-investment grade tax-exempt securities. If the credit spread narrows, the Adviser may increase its allocation to investment grade securities; if the credit spread broadens, the Adviser may increase its allocation to non- investment grade securities.


Corporate Stocks
With regard to the portion of the Fund allocated to equity securities, the Adviser attempts to identify mature, high quality, mid to large cap companies with high relative dividend yields that are likely to maintain and increase their dividends. A company's dividend yield is high when it is both higher than the current yield of the stock market and higher than its past dividend yields compared to past stock market yields. By investing in companies with high relative dividend yields, the Adviser seeks to reduce the downside risk and volatility of the Fund's portfolio and to purchase undervalued stocks that may significantly increase in price as the market recognizes the company's true value. Similarly, the Adviser expects to sell stocks when their prices rise and relative dividend yields drop.

After identifying investment candidates through a screening process, the Adviser performs fundamental research and analysis to select stocks. The Adviser's key buy criteria favor companies operating within mature industries, with long operating histories, that are market leaders, with well-known brand names or market franchises, or with above average sales and strong cash flows that have efficient capital allocation processes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, shorter-term debt securities, and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to distribute income to investors that is taxable at full federal income tax rates. This may also cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


HEDGING TRANSACTIONS

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivative contracts that cover a narrow range of circumstances; or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful and could result in increased expenses and losses to the Fund.

Inverse Floaters

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. Inverse floaters are used to enhance the income from a bond investment by employing leverage. When short-term market interest rates go up, the interest rate paid on the inverse floater goes down; when short-term market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate, tax-exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.
Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in default on the bonds.


Private Activity Bonds
Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in default on the bonds.
The interest on many types of private activity bonds is subject to AMT. However, issues are available in the marketplace that are not subject to AMT due to qualifying tax rules.

Municipal Leases
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.
The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

Inverse Floaters
An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. Inverse floaters are used to enhance the income from a bond investment by employing leverage. When short-term market interest rates go up, the interest rate paid on the inverse floater goes down; when short-term market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate, tax-exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.


Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.


Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.


DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.
Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.
Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.


CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities may offer greater potential for appreciation than many other types of securities, because their value is tied more directly to the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.


Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


American Depositary Receipts
American Depositary Receipts (ADRs) represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. ADRs provide a way to buy shares of foreign- based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Fund will only invest in ADRs that pay dividends that are eligible for federal income taxation at the capital gains rate (15%).


SPECIAL TRANSACTIONS

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transactions when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


Asset Coverage
In order to secure its obligations in connection with special transactions and derivative contracts, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets to secure such obligations without terminating the special transactions or derivative contracts.



WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?


CREDIT RISKS
o.....Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
o Many tax-exempt securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS
o Prices of tax-exempt securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of tax-exempt securities fall. However, market factors, such as the demand for particular tax-exempt securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
o Interest rate changes have a greater effect on the price of tax-exempt securities with longer durations. Duration measures the price sensitivity of a tax-exempt security to changes in interest rates.

LIQUIDITY RISKS
o Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.
o These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
o Liquidity risk also refers to the possibility that the Fund may not be able to close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

CALL RISKS
o Call risk is the possibility that an issuer may redeem a tax-exempt security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
o If a tax-exempt security is called, the Fund may have to reinvest the proceeds in other tax-exempt securities with lower interest rates, higher credit risks or other less favorable characteristics.

RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES
o Securities rated below investment grade, also known as junk bonds, generally entail greater credit, interest rate and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

SECTOR RISKS
o The Fund may invest 25% or more of its total assets in tax-exempt securities of issuers in the same economic sector, including without limitation to the following: bonds issued by state and local health finance, housing finance, pollution control, industrial development and other authorities or municipal entities for the benefit of hospitals, life care facilities, educational institutions, housing facilities, transportation systems, industrial corporations or utilities. In addition, a substantial part of the Fund may be comprised of securities that are credit enhanced by insurance companies, banks, or other similar financial institutions. As a result, the performance of the Fund will be more susceptible to any economic, business, political, or other developments that generally affect these sectors or entities.

TAX RISKS
o In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.
o The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

LEVERAGE RISKS
o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

STOCK MARKET RISKS
o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.
o The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

STRATEGY RISK
o Securities and investment strategies with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor securities. A fund may outperform or underperform other funds that employ a different style or strategy. The Fund may employ a combination of styles that impact its risk characteristics.

WHAT DO SHARES COST?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


                                               Maximum Sales  Charge
                         Minimum               Front-End      Contingent
                         Initial/Subsequent    Sales          Deferred
                         Investment            Charge2        Sales Charge3
 Shares Offered          Amounts1
 Class A                 $1,500/$100           5.50%          None
 Class B                 $1,500/$100           None           5.50%
 Class C                 $1,500/$100           1.00%          1.00%
1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.
------------------------------------------------------------------------------
2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."
3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE
Class A Shares
                                   Sales Charge          Sales Charge
                                   as a Percentage       as a Percentage
                                   of Public             of NAV
Purchase Amount                    Offering Price
Less than $50,000                  5.50%                 5.82%
$50,000 but less than              4.50%                 4.71%
$100,000
$100,000 but less than             3.75%                 3.90%
$250,000
$250,000 but less than             2.50%                 2.56%
$500,000
$500,000 but less than $1          2.00%                 2.04%
million
$1 million or greater1             0.00%                 0.00%
1 A contingent deferred sales charge of 0.75% may apply. See "Sales Charge When You Redeem."
------------------------------------------------------------------------------

Class C Shares
                                   Sales Charge          Sales Charge
                                   as a Percentage       as a Percentage
                                   of Public             of NAV
Purchase Amount                    Offering Price
All Purchases                      1.00%                 1.01%

------------------------------------------------------------------------------
If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.


The sales charge at purchase of Class A Shares only, may be reduced or eliminated by:

o purchasing Shares in greater quantities to reduce the applicable sales charge;

o     combining concurrent purchases of Shares:

-     by you, your spouse, and your children under age 21; or
- of the same share class of two or more Federated funds (other than money market funds);
o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).


SALES CHARGE WHEN YOU REDEEM
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares (Purchase amount of $1 million or
greater):
A CDSC of 0.75% of the redemption amount applies to
Class A Shares redeemed up to 24 months after purchase
under certain investment programs where an investment
professional received an advance payment on the
transaction.
Class B Shares:
Shares Held Up To:                                 CDSC
1 Year                                             5.50%
2 Years                                            4.75%
3 Years                                            4.00%
4 Years                                            3.00%
5 Years                                            2.00%
6 Years                                            1.00%
7 Years or More                                    0.00%
Class C Shares:
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

------------------------------------------------------------------------------
Class B Shares
Shares Held Up To:                  CDSC
1 year                              5.50%
2 years                             4.75%
3 years                             4.00%
4 years                             3.00%
5 years                             2.00%
6 years                             1.00%
7 years or more                     0.00%


------------------------------------------------------------------------------

Class C Shares
You will pay a 1% CDSC if you redeem
Shares within one year of the purchase
date.


------------------------------------------------------------------------------

If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.



You will not be charged a CDSC when redeeming Shares:

o     purchased with reinvested dividends or capital gains;

o purchased within 120 days of redeeming Shares of an equal or lesser amount;

o that you exchanged into the same share class of another Federated fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

o purchased through investment professionals who did not receive advanced sales payments;

o if, after you purchase Shares, you become disabled as defined by the IRS;

o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

o     if your redemption is a required retirement plan distribution; or

o upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o     Shares that are not subject to a CDSC; and

o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.


HOW IS THE FUND SOLD?

The Fund offers three Share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares, Class B Shares and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.


Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.



THROUGH AN INVESTMENT PROFESSIONAL
o     Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
o Establish your account with the Fund by submitting a completed New Account Form; and

o     Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire
Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.


THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.


HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone
You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317

All requests must include:

o     Fund Name and Share Class, account number and account registration;

o     amount to be redeemed or exchanged;

o     signatures of all shareholders exactly as registered; and

o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;

o a redemption is payable to someone other than the shareholder(s) of record; or

o if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o     to allow your purchase to clear;

o     during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.



EXCHANGE PRIVILEGE
You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

o     ensure that the account registrations are identical;

o     meet any minimum initial investment requirements; and

o     receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM
You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.


Systematic Withdrawal Program (SWP) On Class B Shares
You will not be charged a CDSC on SWP redemptions if:

o     you redeem 12% or less of your account value in a single year;

o     you reinvest all dividends and capital gains distributions; and

o your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund does not issue share certificates.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends monthly to shareholders. Because companies pay dividends on their stock quarterly, the amount of the dividends paid by the Fund may very substantially from month to month. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are partially exempt from federal income tax and partially subject to the tax-rate limitation on dividends, although a portion of the Fund's dividends may not be exempt or advantaged. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees (Board) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.



The Fund's portfolio managers are:

Municipal Bond Portfolio

Mary Jo Ochson
Mary Jo Ochson is the Fund's Portfolio Manager. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

RJ Gallo
RJ Gallo is the Fund's Portfolio Manager. Mr. Gallo joined Federated in 2000 as an Investment Analyst. He was named an Assistant Vice President of the Fund's Adviser in January 2002. From 1996 to 2000, Mr. Gallo was a Financial Analyst and Trader at the Federal Reserve Bank of New York. Mr. Gallo received a Master's in Public Affairs with a concentration in economics and public policy from Princeton University.
Equity Portfolio

John L. Nichol
John L. Nichol is the Fund's Portfolio Manager for domestic equity securities. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in finance and management and information science from the Ohio State University.

John W. Harris
John W. Harris is the Fund's Portfolio Manager and is Vice President of the Fund's Adviser. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

Advisory Fees
The Adviser receives an annual investment advisory fee of 1.00% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The Fund's fiscal year end is August 31. As this is the Fund's first fiscal year, financial information is not yet available.


A Statement of Additional Information (SAI) dated September 30, 2003, includes additional information about the Fund and is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-4577

Cusip TBD
000000-00 (9/03)












FEDERATED MUNI AND STOCK ADVANTAGE FUND

A Portfolio of Federated Income Securities Trust



Statement of additional Information

September 30, 2003

class a shares
class b shares
class c shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Tax-Advantage Stock and Bond Fund (Fund), dated September 30, 2003. Obtain the prospectus without charge by calling 1-800-341-7400.

                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What Do Shares Cost?
                                    How is the Fund Sold?
                                    Exchanging Securities for Shares
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the
                                    Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Financial Information
                                    Investment Ratings
                                    Addresses
00000000 (9/03)


HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Income Securities Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 24, 1986. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Tax-exempt Securities
Tax-exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.

Municipal Notes
Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long- term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Tax Increment Financing Bonds
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Variable Rate Demand Instruments
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities may offer greater potential for appreciation than many other types of securities, because their value is tied more directly to the value of the issuer's business. The following describes the types of equity securities in which the Fund invests:

Common Stocks
Common stocks are the most prevalent type of equity security. Common stockholders receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks
Holders of preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments to its common stockholders. Some preferred stocks also participate in dividends and distributions paid to common stockholders. The issuer may, in certain circumstances redeem the preferred stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Interests In Other Limited Liability Companies
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (Reits)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) by a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.


Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest:

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.
  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher-ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the interest rate and credit risks as compared to other debt securities of the same issuer.

Demand Instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Mortgage Backed Securities
The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.
  Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass- through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different pre-payment and interest rate risks for each CMO class. Sequential CMOs
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.
Pacs, Tacs And Companion Classes
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

Ios and Pos
CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.
Floaters and Inverse Floaters
Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as London Interbank Offered Rate (LIBOR). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.
Z Classes and Residual Classes
CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.
  The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.
  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as "coupon stripping." In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Insurance Contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.
  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.
  Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than nonconvertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:
o it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country;
   or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

o Foreign securities are primarily demonstrated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risk of foreign investing. Trading in certain foreign markets may also be subject to liquidity risks.


Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.
  Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Brady Bonds
Brady Bonds are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. The International Monetary Fund (IMF) typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady Bonds is collateralized by zero coupon U.S. Treasury securities, which have the same maturity as the Brady Bonds. However, neither the U.S. government nor the IMF has guaranteed the repayment of any Brady Bond.

Depositary Receipts
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.
  Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

  For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
  The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
  Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
  The Fund may trade in the following types of derivative contracts, as well as combinations of these contracts, including, but not limited to, options on futures contracts, options on forward contracts and options on swaps.

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset or instrument at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.
  The Fund may buy or sell the following types of futures (including forward) contracts: interest rate and index financial futures contracts.
OPTIONS
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset or instrument from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. If the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.
SWAPS
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets or instruments with differing characteristics. Most swaps do not involve the delivery of the underlying assets or instruments by either party, and the parties might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:
INTEREST RATE SWAPS
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated, notional principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million notional principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million notional principal amount.
CAPS AND FLOORS
Caps and floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (cap) or below (floor) a certain level in return for a fee from the other party.
TOTAL RETURN SWAPS
Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset or instrument during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.


Municipal Market Data Rate Locks
The Fund may purchase and sell Municipal Market Data Rate Locks (MMD Rate Locks). An MMD Rate Lock permits the Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. The Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain. An MMD Rate Lock is a contract between the Fund an MMD Rate Lock provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligations Scale is above or below a specified level on the expiration date of the contract. For example, if the Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligations Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, the Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by the Fund.


Hybrid Instruments
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.
  The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend securities from its portfolio to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate risks and credit risks.
ASSET COVERAGE
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Currency Risks
o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

o The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.



Euro Risks
o The Fund may make significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar may have a significant impact on the value of the Fund's investments.

o With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently may reduce the value of their foreign government securities.


EQUITY SECURITIES INVESTMENT RISKS

Stock Market Risks
o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

o The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.


Risks Related to Investing for Value
o Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.


Risks Related to Company Size
o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.


Risks of Investing in American Depositary Receipts
o Because the Fund may invest in ADRs issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.


MUNICIPAL BONDS INVESTMENT RISKS

Credit Risks
o The Fund may invest in fixed income securities rated BBB or in unrated but comparable securities. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a "AAA"-rated general obligation security or index with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Tax Risks
o In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

o The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to.
     Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.


Liquidity Risks
o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivatives contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.


Leverage Risks
o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.


Fundamental INVESTMENT Objective
The Fund's investment objective is to provide tax-advantaged income, with a secondary objective of capital appreciation.

The Fund will invest its assets so that at least 100% of the income derived from municipal securities that it distributes will be exempt from federal income tax, except when investing for "defensive purposes".

The investment objective may not be changed by the Fund's Board without shareholder approval.


INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.


Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, but may invest more than 25% of its total assets in securities of issuers in the same economic sector. For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act of 1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.


Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.


Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.


Lending
      The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Illiquid Securities
      The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.


Purchases on Margin
      The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


Pledging Assets
      The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.




DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for municipal bonds and other fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.


The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


 REDUCING OR eliminating THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows:


Quantity Discounts (Class A Shares)
Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases  (Class A Shares)

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases (Class A Shares)

You can combine concurrent purchases of the same share class of two or more Federated funds in calculating the applicable sales charge.

Letter of Intent (Class A Shares)
You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


Reinvestment Privilege
You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.


Purchases by Affiliates of the Fund
The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

o any associated person of an investment dealer who has a sales agreement with the Distributor; and

o     trusts, pension or profit-sharing plans for these individuals.


Purchases Through Omnibus Accounts (Class C Shares Only)
Class C Shares may be purchased without an initial sales charge by any investor who buys Class C Shares through an omnibus account with a financial intermediary, such as a broker or a bank, that does not accept or charge the initial sales charge.


Federated Life Members
Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

o through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

o as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.



REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE
These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

o of Shares that represent a reinvestment within 120 days of a previous redemption;

o of Shares held by the Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and


Class B Shares Only
o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.


HOW IS THE FUND SOLD?
Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to investment professionals that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

When an investment professional's customer purchases Shares, the investment professional may receive a Dealer Reallowance as follows:

                                   Dealer
                                   Reallowance as
                                   a percentage of
                                   Public Offering
Purchase Amount                    Price
Less than $50,000                  5.00%
$50,000 but less than              4.00%
$100,000
$100,000 but less than             3.25%
$250,000
$250,000 but less than             2.25%
$500,000
$500,000 but less than $1          1.80%
million
$1 million or greater              0.00%

------------------------------------------------------------------------------
                                  Dealer Reallowance
----------------------------------as a Percentage of
                                  Public Offering
                                  Price
All Purchase Amounts              1.00%

ADVANCE COMMISSIONS
------------------------------------------------------------------------------
When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:


Class A Shares (for purchases over $1 million)
                             Advance Commission
                             as a Percentage of
                             Public Offering
Purchase Amount              Price
First $1 million - $5        0.75%
million
Next $5 million - $20        0.50%
million
Over $20 million             0.25%
Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.
------------------------------------------------------------------------------

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

Class B Shares
                                                 Advance Commission
-----------------------------                    as a Percentage of
                                                 Public Offering
                                                 Price
All Purchase Amounts                             Up to 5.50%

------------------------------------------------------------------------------
Class C Shares
                                                  Advance Commission
-----------------------------                     as a Percentage of
                                                  Public Offering
                                                  Price
All Purchase Amounts                              1.00%

RULE 12B-1 PLAN (Class A Shares, Class B Shares and Class C Shares)
------------------------------------------------------------------------------
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment
professionals to sell Shares.   The Rule 12b-1 Plan allows the Distributor to
contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to investment professionals.


SERVICE FEES
The Fund may pay fees not to exceed 0.25% of average daily net assets ("Service Fees") to investment professionals or to Federated Shareholder Services Company ("FSSC"), a subsidiary of Federated), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying investment professionals directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of Fund assets. The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive payments under the Rule 12b-1 Plan and/or Service Fees.


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

 Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-four portfolios; Regions Morgan Keegan Select Funds-nine portfolios; Riggs Funds-eight portfolios; WesMark Funds-five portfolios and Golden Oak(R) Family of Funds- seven portfolios.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      From Fund +   From Trust and
Address                                                                Federated Fund
Positions Held with                                                    Complex
Trust                                                                  (past calendar
Date Service Began                                                     year)
                      Principal Occupations: Chairman    NA
John F. Donahue*      and Director or Trustee of the                   $0
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND TRUSTEE  Investors, Inc.
Began serving:        ---------------------------------
January 1986
                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal   NA
J. Christopher        Executive Officer and President                  $0
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
January 2000          Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Passport Research,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director    NA
Lawrence D. Ellis,    or Trustee of the Federated Fund                 $148,500
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
October 1995
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

------------------------------------------------------------------------------

+ Because the Fund is a new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Fund's next fiscal year.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      From Fund +   From Trust and
Address                                                                Federated Fund
Positions Held with                                                    Complex
Trust                                                                  (past calendar
Date Service Began                                                     year)
                      Principal Occupation: Director     NA                   $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
October 1995          University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director    NA                   $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &               Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 Tamiami Trail    Previous Positions: President,
N.                    Investment Properties
Naples, FL            Corporation; Senior Vice
TRUSTEE               President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
November 1991         President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director     NA                   $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
February 1998
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director     NA                   $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham &
Began serving:        Co., Inc. (strategic business
January 1999          consulting); Trustee Associate,
                      Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director     NA                   $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving:        Representative, Commonwealth of
November 1991         Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director    NA                   $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 2000          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director    NA                   $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica &
Duquesne University   Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director   NA                   $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
January 1986          Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director   NA                   $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 2000          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly, Inc.


+ Because the Fund is a new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Fund's next fiscal year.

------------------------------------------------------------------------------

OFFICERS**

Name                          Principal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Trust
                              Principal Occupations: Executive Vice President of some
Edward C. Gonzales            of the Funds in the Federated Fund Complex; Vice
Birth Date: October 22, 1930  Chairman, Federated Investors, Inc.; Trustee, Federated
EXECUTIVE VICE PRESIDENT      Administrative Services.
Began serving: July 1995
                              Previous Positions: President and Trustee or Director
                              of some of the Funds in the Federated Fund Complex; CEO
                              and Chairman, Federated Administrative Services; Vice
                              President, Federated Investment Management Company,
                              Federated Investment Counseling, Federated Global
                              Investment Management Corp. and Passport Research,
                              Ltd.; Director and Executive Vice President, Federated
                              Securities Corp.; Director, Federated Services Company;
                              Trustee, Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
Began serving: July 1995      Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November 1998  Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President
Richard B. Fisher             of some of the Funds in the Federated Fund Complex;
Birth Date: May 17, 1923      Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                Federated Securities Corp.
Began serving: January 1986
                              Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc. and
                              Director and Chief Executive Officer, Federated
                              Securities Corp.

                              Principal Occupations: Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund
Birth Date: March 3, 1949     Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
Began serving: November 2002  Corp., Federated Investment Management Company and
                              Passport Research, Ltd.
                              --------------------------------------------------------

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.
                              [Mary Jo Ochson has been the Fund's Portfolio Manager
Mary Jo Ochson                since (insert date). ] [Mary Jo Ochson] [She] is Vice
Birth Date: September 12,     President of the [Fund/Corporation/Trust].] Ms. Ochson
1953                          joined Federated in 1982 and has been a Senior
[TITLE(S)]                    Portfolio Manager and a Senior Vice President of the
Began serving: [Month/Year]   Fund's Adviser since 1996. From 1988 through 1995, Ms.
                              Ochson served as a Portfolio Manager and a Vice
                              President of the Fund's Adviser. Ms. Ochson is a
                              Chartered Financial Analyst and received her M.B.A. in
                              Finance from the University of Pittsburgh.


**   Officers do not receive any compensation from the Fund.

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John
E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD
                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year
Executive                     In between meetings of the full Board,       Two
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit                         The Audit Committee reviews and              Four
          Thomas G. Bigley    recommends to the full Board the
          John T. Conroy,     independent auditors to be selected to
          Jr.                 audit the Fund`s financial statements;
          Nicholas P.         meets with the independent auditors
          Constantakis        periodically to review the results of the
          Charles F.          audits and reports the results to the
          Mansfield, Jr.      full Board; evaluates the independence of
                              the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund`s internal audit function; reviews
                              compliance with the Fund`s code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.


Board ownership of shares in the fund and in the Federated family of Investment companies AS OF DECEMBER 31, 2002

------------------------------------------------------------------------------
                     Dollar            Aggregate
                     Range of    Dollar Range of
                     Shares      Shares Owned in
                     Owned             Federated
                     in Fund           Family of
Interested                            Investment
Board Member Name                      Companies
John F. Donahue            None    Over $100,000
J. Christopher             None    Over $100,000
Donahue
Lawrence D. Ellis,         None    Over $100,000
M.D.

Independent
Board Member Name
Thomas G. Bigley           None    Over $100,000
John T. Conroy, Jr.        None    Over $100,000
Nicholas P.                None    Over $100,000
Constantakis
John F. Cunningham         None    Over $100,000
Peter E. Madden            None    Over $100,000
Charles F.                 None        $50,001 -
Mansfield, Jr.                          $100,000
John E. Murray,            None    Over $100,000
Jr., J.D., S.J.D.  --

Marjorie P. Smuts          None    Over $100,000
John S. Walsh              None    Over $100,000

INVESTMENT ADVISER
------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund offered by Federated.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.


Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares. [For "index funds" only, add the following: Finally, because the Fund is an "Index Fund," and therefore invests in large numbers of securities without independent evaluation by the Adviser, the Adviser will not independently analyze the Fund's interest in the proxy. The Adviser will vote its proxies in accordance with its applicable general guidelines and in the same manner as a non-Index Fund managed by the Adviser that is voting on the same proxy matter. If neither of these two conditions apply, the Adviser will vote as recommended by a subadviser to the Index Fund; and, in absence of such recommendation, as recommended by the subject company's board of directors.]


Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines). However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.


Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.











BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT [PUBLIC ACCOUNTANTs/Auditors]
The independent [public accountant/ auditor] for the Fund, [Name of Auditor], conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.


YIELD AND Tax-Equivalent YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o.....references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lehman Brothers Municipal Bond Index: Broad market performance benchmarks for the tax-exempt bond market. As of December 1995, approximately 29,300 bonds were included in the Municipal Bond Index with a market value of $443 billion. To be included in the Lehman Brothers Municipal Bond Index, bonds must have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the Alternative Minimum tax.

Russell 1000(R) Value Index: Measures the performance of the 1000 largest of the 3000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forcasted growth values.




WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 2002, Federated managed 14 bond funds with approximately $3.2 billion in assets and 22 money market funds with approximately $20.6 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 31 years' experience. As of December 31, 2002, Federated managed 37 equity funds totaling approximately $16.2 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 2002, Federated managed 10 money market funds and 9 bond funds with assets approximating $59.4 billion and $6.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 2002, Federated managed 7 mortgage backed, 3 multi-sector government funds, 4 government/agency and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion, $2.9 billion and $56.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2002, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity - Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income - William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.


Mutual Fund Market
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.2 trillion to the approximately 8,300 funds available, according to the Investment Company Institute.


Federated Clients Overview
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients
Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated funds are available to consumers through major brokerage firms nationwide--Federated has over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James
F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


INVESTMENT RATINGS


Standard & Poor's Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


Standard & Poor's Long-Term Debt Ratings
AAA--An obligation rated 'AAA' has the highest assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


Moody's Investors Service Short-Term Municipal Obligation Ratings
Moody's Investors Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


Commercial Paper (CP) Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Long-Term Debt Ratings
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


Fitch Ratings Short-Term Debt Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity


Standard and Poor's Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default. Moody's Investors Service Commercial Paper Ratings

Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of seniorshort-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.


Addresses

Federated Tax-Advantage Stock and Bond Fund

Class A Shares

Class B Shares

Class C Shares


Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent [Public Accountants/Auditors]
Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072









PART C.     OTHER INFORMATION.

Item 23.    Exhibits:
            (a)   (i)      Conformed copy of Restatement and Amendment #8
                           to the Declaration of Trust of the Registrant;
                           (13)
                  (ii)     Conformed copy of Amendment No. 9 to the Restated
                           and Amended Declaration of Trust of the
                           Registrant; (14)
                  (iii)    Conformed copy of Amendment No. 10 to the
                           Declaration of Trust of the Registrant; (14)
            (b)   (i)      Copy of Amended and Restated By-Laws of the
                           Registrant; (6)
                  (ii)     Copy of Amendment No. 4 to the By-Laws of the
                           Registrant; (11)
                  (iii)    Copy of Amendment No. 5 to the By-Laws of the
                           Registrant; (11)
                  (iv)     Copy of Amendment No. 6 to the By-Laws of the
                           Registrant; (11)
                  (v)      Copy of Amendment No. 7 to the By-Laws of the
                           Registrant; (11)
                  (vi)     Copy of Amendment No. 8 to the By-Laws of the
                           Registrant; (15)
            (c)            Copy of Specimen Certificate for Shares of
                           Beneficial Interest of the Registrant; (8)
            (d)   (i)      Conformed copy of Investment Advisory Contract of
                           the Registrant (including Exhibit A); (12)
(ii)  Conformed copy of Exhibit B to the Investment Advisory Contract of the Registrant; (12)
(iii) Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant; (14)
                  (iv)     Conformed copy of Amendment to Investment Advisory
                           Contract of Registrant; (13)
                  (v)      Conformed copy of Investment Advisory Contract of
                           the Registrant (Federated Capital Income Fund
                           only); (15)
                  (vi)     Conformed copy of Investment Sub-Advisory
                           Agreement of the Registrant (Federated Capital
                           Income Fund only); (15)
            (e)   (i)      Conformed copy of Distributor's Contract, of the
                           Registrant (including Exhibits A and B); 12
                  (ii)     Conformed copy of Exhibit C to Distributor's
                           Contract of the Registrant; (8)
                  (iii)    Conformed copy of Exhibit D to Distributor's
                           Contract of the Registrant; (8)
                  (iv)     Conformed copy of Exhibit E to the Distributor's
                           Contract of the Registrant; (14)
                  (v)      Conformed copy of Exhibit F to the Distributor's
                           Contract of the Registrant; (14)
                  (vi)     Conformed copy of Exhibit G to the Distributor's
                           Contract of the Registrant; (15)
                  (vii)    Conformed copy of Exhibit H to the Distributor's
                           Contract of the Registrant; (15)
                  (viii)   Conformed copy of Exhibit I to the Distributor's
                           Contract of the Registrant; (15)
                  (ix)     Conformed copy of Amendment to Distributor's
                           Contract of Registrant;  (13)
                  (x)      Conformed copy of Distributor's Contract of the
                           Registrant (Class B Shares of Federated Capital
                           Income Fund only); (15)
                  (xi)     The Registrant hereby incorporates the conformed
                           copy of the specimen Mutual Funds Sales and
                           Service Agreement; Mutual Funds Service Agreement;
                           and Plan/Trustee Mutual Funds Service Agreement
                           from Item 24(b)(6) of the Cash Trust Series II
                           Registration Statement on Form N-1A, filed with
                           the Commission on July 24, 1995. (File Nos.
                           33-38550 and 811-6269);
            (f)   Not applicable;
            (g)   (i)      Conformed copy of Custodian Agreement of the
                           Registrant; (10)
                  (ii)     Conformed copy of Custodian Fee Schedule; (11)
                  (iii)    Conformed copy of Amendment to Custodian
                           Contract;  (13)
            (h)   (i)      Conformed copy of Amended and Restated
                           Agreement for Fund Accounting Services,
                           Administrative Services, Shareholder Transfer
                           Agency Services and Custody Services
                           Procurement; (11)
                  (ii)     Conformed copy of Amendment for Fund Accounting
                           Services, Administrative Services, Shareholder
                           Transfer Agency Services and Custody Services
                           Procurement;  (13)


                  (iii)    The Registrant hereby incorporates the
                           conformed copy of the Second Amended and
                           Restated Services Agreement from Item (h)(v) of
                           the Investment Series Funds, Inc. Registration
                           Statement on Form N-1A, filed with the
                           Commission on January 23, 2002.  (File Nos.
                           33-48847 and 811-07021).
                  (iv)     Copy of Second Amended and Restated Shareholder
                           Services Agreement; (13)
                  (v)      Conformed copy of Principal Shareholder
                           Servicer's Agreement (Class B Shares of
                           Federated Capital Income Fund only); (15)
                  (vi)     Conformed copy of Shareholder Services
                           Agreement (Class B Shares of Federated Capital
                           Income Fund only); (15)
                  (vii)    The responses and exhibits described in Item
                           23(e)(xi) are hereby incorporated by reference;
            (i)            Conformed copy of Opinion and Consent of
                           Counsel as to legality of shares being
                           registered; (13)
            (j)            Conformed copy of Consent of Independent
                           Auditors; (15)
            (k)            Not applicable;
            (l)            Not applicable;
            (m)   (i)      Conformed copy of Distribution Plan of the
                           Registrant (including Exhibit A); (15)
(ii)  Conformed copy of Exhibit B to Distribution Plan of the
                           Registrant; (7)
(iii) Conformed copy of Exhibit C to the Distribution Plan of the
                           Registrant; (14)
(iv)  Conformed copy of Exhibit D to the Distribution Plan of the
                           Registrant; (15)
                  (v)      Conformed copy of Exhibit E to the Distribution
                           Plan of the Registrant; (15)
                  (vi)     Conformed copy of Exhibit 1 Amendment to
                           Distribution Plan of the Registrant (Class B
                           Shares of Federated Capital Income Fund only);
                           (15)
                  (vii)    The responses described in Item 23(e)(xi) are
                           hereby incorporated by reference;
            (n)            Copy of the specimen Multiple Class Plan of the
                           Registrant; (15)
            (o)   (i)      Conformed copy of Power of Attorney of the
                           Registrant; (12)
                  (ii)     Conformed copy of Power of Attorney of Chief
                           Investment Officer of the Registrant; (13)
                  (iii)    Conformed copy of Power of Attorney of Trustees
                           of the Registrant; (13)

            (p) The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23 (p) of the Federated High Yield Trust Registration Statement on Form N-1A filed with the Commission on April 28, 2003. (File Nos. 2-91019 and 811-4018).

+     All exhibits are being filed electronically.
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed April 30, 1993. (File Nos. 33-3164 and 811-4577).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed October 12, 1993. (File Nos. 33-3164 and 811-4577).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 7, 1994. (File Nos. 33-3164 and 811-4577).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed June 23, 1995. (File Nos. 33-3164 and 811-4577).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed June 29, 1998. (File Nos. 33-3164 and 811-4577).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed August 26, 1999. (File Nos. 33-3164 and 811-4577).
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed June 26, 2002. (File Nos. 33-3164 and 811-4577).
14.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 39 on Form N-1A filed May 29, 2003.
      (File Nos. 33-3164 and 811-4577).
15.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 40 on Form N-1A filed June 30, 2003. (File Nos. 33-3164 and 811-4577).

Item 24.    Persons Controlled by or Under Common Control with the Fund:

            None

Item 25.    Indemnification:   (4)



4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed June 25, 1991. (File Nos. 33-3164 and 811-4577).

Item 26.    Business and Other Connections of the Investment Adviser:

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:
            Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark
            D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

Vice Chairman:                              J. Thomas Madden

President/ Chief Executive
Officer and Trustee:                        Keith M. Schappert

Executive Vice Presidents:                  Stephen F. Auth
                                            William D. Dawson, III

Senior Vice Presidents:                     Joseph M. Balestrino
                                            David A. Briggs
                                            Jonathan C. Conley
                                            Christopher F. Corapi
                                            Deborah A. Cunningham
                                            Linda A. Duessel
                                            Mark E. Durbiano
                                            James E. Grefenstette
                                            Robert M. Kowit
                                            Jeffrey A. Kozemchak
                                            Susan M. Nason
                                            Mary Jo Ochson
                                            Robert J. Ostrowski
                                            Frank Semack
                                            Richard Tito
                                            Peter Vutz

Vice Presidents:                            Todd A. Abraham
                                            J. Scott Albrecht
                                            Randall S. Bauer
                                            Nancy J.Belz
                                            G. Andrew Bonnewell
                                            David M. Bruns
                                            Robert E. Cauley
                                            Regina Chi
                                            Ross M. Cohen
                                            Fred B. Crutchfield
                                            Lee R. Cunningham, II
                                            Alexandre de Bethmann
                                            B. Anthony Delserone, Jr.
Donald T. Ellenberger
                                            Eamonn G. Folan
                                            John T. Gentry
                                            David P. Gilmore
                                            Curtis R. Gross
                                            Marc Halperin
                                            John W. Harris
                                            Patricia L. Heagy
                                            Susan R. Hill
                                            Nikola A. Ivanov
                                            William R. Jamison
                                            Constantine J. Kartsonas
                                            Nathan H. Kehm
                                            John C. Kerber
                                            J. Andrew Kirschler
                                            Steven Lehman
                                            Marian R. Marinack
                                            Natalie F. Metz
                                            Thomas J. Mitchell
                                            Joseph M. Natoli
                                            John L. Nichol
                                            Mary Kay Pavuk
                                            Jeffrey A. Petro
                                            John P. Quartarolo
                                            Ihab L. Salib
                                            Roberto Sanchez-Dahl, Sr.
                                            Aash M. Shah
                                            John Sidawi
                                            Michael W. Sirianni, Jr.
                                            Christopher Smith
                                            Timothy G. Trebilcock
                                            Leonardo A. Vila
                                            Stephen J. Wagner
                                            Paige M. Wilhelm
                                            Richard M. Winkowski, Jr.
                                            Lori A. Wolff
                                            George B. Wright

Assistant Vice Presidents:                  Lori Andrews
                                            Catherine A. Arendas
                                            Nicholas P. Besh
                                            Hanan Callas
                                            David W. Cook
                                            James R. Crea, Jr.
                                            Karol M. Crummie
                                            David Dao
                                            Richard J. Gallo
                                            Kathyrn P. Glass
                                            Igor Golalic
                                            James Grant
                                            Anthony Han
                                            Carol B. Kayworth
                                            Angela A. Kohler
                                            Robert P. Kozlowski
                                            Ted T. Lietz, Sr.
                                            Monica Lugani
                                            Tracey L. Lusk
                                            Ann Manley
                                            Theresa K. Miller
                                            Karl Mocharko
                                            Bob Nolte
                                            Rae Ann Rice
                                            Jennifer G. Setzenfand
                                            Diane R. Startari
                                            Kyle D. Stewart
                                            Mary Ellen Tesla
                                            Nichlas S. Tripodes
                                            Michael R. Tucker
                                            Mark Weiss

Secretary:                                  G. Andrew Bonnewell

Treasurer:                                  Thomas R. Donahue

Assistant Secretaries:                      Jay S. Neuman
                                            Leslie K. Ross

Assistant Treasurer:                        Denis McAuley, III

            The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001
            Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this
            Registration Statement.

Item 27.    Principal Underwriters:

            (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series II; Cash Trust Series, Inc.; Edward Jones Money Market Fund; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Limited Duration Government Fund, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Money Market Obligations Trust; CCMI Funds; Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; and Vision Group of Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                Positions and Offices
  With Distributor                  Name                 With Registrant


Chairman:                     Richard B. Fisher          Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue


President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Renee Gebben
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice
Presidents:                   Lisa Arcuri
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretary:          Peter J. Germain

The business address of each of the Officers of Federated
Securities Corp. is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Reed Smith LLP
                                          Investment Management
                                          Group (IMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779
                                          (Notices should be sent to the
                                          Agent for service at the above
                                          address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

Federated Shareholder                     P.O. Box 8600
Services Company                          Boston, MA 02266-8600
("Transfer Agent and Dividend
Disbursing Agent")


Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Investment                      Federated Investors Tower
Management Company ("Adviser")            1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

State Street Bank and                     P.O. Box 8600
Trust Company ("Custodian")               Boston, MA 02266-8600

Item 29.    Management Services:  Not applicable.

Item 30.....Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to removal of Trustees and the calling of special shareholder meetings by shareholders.

                               SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INCOME SECURITIES TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 14th day of July, 2003.

                    FEDERATED INCOME SECURITIES TRUST

                  By: /s/ Todd P. Zerega
                  Todd P. Zerega, Assistant Secretary
                  July 14, 2003

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                       TITLE                  DATE

By:   /s/ Todd P. Zerega            Attorney In Fact           July 14, 2003
      Todd P. Zerega                For the Persons
      ASSISTANT SECRETARY           Listed Below

NAME                                       TITLE

John F. Donahue*                         Chairman and Trustee

J. Christopher Donahue*                  President and Trustee
                                         (Principal Executive Officer)

William D. Dawson III*                   Chief Investment Officer

Richard J. Thomas*                       Treasurer
                                         (Principal Financial Officer)

Thomas G. Bigley*                        Trustee

John T. Conroy, Jr.*                     Trustee

Nicholas P. Constantakis*                Trustee

John F. Cunningham*                      Trustee

Lawrence D. Ellis, M.D.*                 Trustee

Peter E. Madden*                         Trustee

Charles F. Mansfield, Jr.*               Trustee

John E. Murray, Jr., J.D., S.J.D.*       Trustee

Marjorie P. Smuts*                       Trustee

John S. Walsh*                           Trustee

* By Power of Attorney